LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2017	Feb. 06, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment			$ 221	$ 208	$ 17
Demon
LONG-TERM INVESTMENT
Percentage of equity interest		30.00%
Total consideration		$ 2,100
Share of income (loss) from equity method investment			$ 221	$ 208	$ 17
Maikailai
LONG-TERM INVESTMENT
Total consideration	$ 2,950
Percentage of equity interest under cost method investment	10.53%